Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 33,675	$ 34,915	$ 35,828
Total revenues (Share %)	100.00%	100.00%	100.00%
Total non-current assets	$ 18,300	$ 18,700	$ 19,300
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 13,300	$ 13,800	$ 14,500
Total revenues (Share %)	39.00%	40.00%	40.00%
Total non-current assets	$ 8,600	$ 9,000	$ 9,000
Total non-current assets (Share %)	47.00%	48.00%	47.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 5,200	$ 5,600	$ 6,500
Total revenues (Share %)	15.00%	16.00%	18.00%
Total non-current assets	$ 1,200	$ 1,500	$ 1,400
Total non-current assets (Share %)	7.00%	8.00%	7.00%
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 6,100	$ 7,000	$ 7,000
Total revenues (Share %)	18.00%	20.00%	20.00%
Total non-current assets	$ 2,600	$ 2,600	$ 2,600
Total non-current assets (Share %)	14.00%	14.00%	13.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 9,200	$ 7,700	$ 7,800
Total revenues (Share %)	27.00%	22.00%	22.00%
Total non-current assets	$ 5,900	$ 5,600	$ 6,300
Total non-current assets (Share %)	32.00%	30.00%	33.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ (100)	$ 800	$ 100
Total revenues (Share %)	0.00%	2.00%	0.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%